Nature of Operations and Significant Accounting Policies - Balances and changes in DAC (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	$ 3,926.5	$ 3,939.2		$ 3,822.3
Amortized to expense		(388.7)	$ (385.7)	(372.2)
Ending balance, Deferred acquisition costs	3,921.1	3,926.5	3,939.2
Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	918.9	930.0		964.4
Amortized to expense		(95.9)	(101.0)	(107.0)
Ending balance, Deferred acquisition costs	925.1	918.9	930.0
Benefits and Protection
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	3,007.6	3,009.2		2,857.9
Amortized to expense		(292.8)	(284.7)	(265.2)
Ending balance, Deferred acquisition costs		3,007.6	3,009.2
Workplace savings and retirement solutions | Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	506.4	498.0	489.0	477.2
Costs deferred	23.4	48.1	48.3	50.1
Amortized to expense	(20.1)	(39.7)	(39.3)	(38.3)
Ending balance, Deferred acquisition costs	509.7	506.4	498.0	489.0
Individual variable annuities | Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	279.5	278.0	281.2	281.9
Costs deferred	23.9	27.4	22.5	26.4
Amortized to expense	(13.5)	(25.9)	(25.7)	(27.1)
Ending balance, Deferred acquisition costs	289.9	279.5	278.0	281.2
Pension risk transfer | Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	15.4	8.1	2.7
Costs deferred	2.7	7.9	5.6	2.7
Amortized to expense	(0.4)	(0.6)	(0.2)
Ending balance, Deferred acquisition costs	17.7	15.4	8.1	2.7
Individual fixed deferred annuities | Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	106.1	131.0	162.2	192.7
Costs deferred				7.6
Amortized to expense	(10.6)	(24.9)	(31.2)	(38.1)
Ending balance, Deferred acquisition costs	95.5	106.1	131.0	162.2
Investment only | Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	11.5	14.9	18.1	12.6
Costs deferred	3.3	1.3	1.4	9.1
Amortized to expense	(2.5)	(4.7)	(4.6)	(3.6)
Ending balance, Deferred acquisition costs	12.3	11.5	14.9	18.1
Individual disability | Benefits and Protection | Specialty Benefits
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	667.7	626.1	580.7	529.8
Costs deferred	39.4	86.7	87.6	89.8
Amortized to expense	(23.5)	(45.1)	(42.2)	(38.9)
Ending balance, Deferred acquisition costs	683.6	667.7	626.1	580.7
Universal life | Benefits and Protection | Life Insurance
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	1,545.3	1,569.7	1,596.2	1,608.3
Costs deferred	39.5	70.7	70.6	84.3
Amortized to expense	(46.9)	(95.1)	(97.1)	(96.4)
Ending balance, Deferred acquisition costs	1,537.9	1,545.3	1,569.7	1,596.2
Term life | Benefits and Protection | Life Insurance
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	678.8	685.7	678.9	607.9
Costs deferred	7.9	55.0	66.7	126.5
Amortized to expense	(30.7)	(61.9)	(59.9)	(55.5)
Ending balance, Deferred acquisition costs	656.0	678.8	685.7	678.9
Participating life | Benefits and Protection | Life Insurance
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	84.7	93.0	102.3	111.9
Costs deferred	1.0	1.4	1.4	1.9
Amortized to expense	(4.4)	(9.7)	(10.7)	(11.5)
Ending balance, Deferred acquisition costs	$ 81.3	$ 84.7	$ 93.0	$ 102.3